Quarterly Holdings Report
for
Fidelity® Small Cap Stock K6 Fund
July 31, 2024
SLCXK6-NPRT1-0924
1.9883972.107
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.0%
GCI Liberty, Inc. Class A (Escrow) (a)(f)	6,792	0
Media - 1.4%
TechTarget, Inc. (b)	11,125	356,000
Thryv Holdings, Inc. (b)(c)	27,150	528,882
		884,882
TOTAL COMMUNICATION SERVICES		884,882
CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 0.6%
Patrick Industries, Inc.	3,045	389,943
Diversified Consumer Services - 4.4%
Grand Canyon Education, Inc. (b)	12,326	1,922,239
Laureate Education, Inc.	58,065	900,008
		2,822,247
Household Durables - 0.7%
Cavco Industries, Inc. (b)	812	336,671
SharkNinja, Inc.	1,928	148,167
		484,838
Leisure Products - 0.7%
Brunswick Corp.	3,567	290,532
Games Workshop Group PLC	1,300	172,135
		462,667
Specialty Retail - 2.9%
America's Car Mart, Inc. (b)	3,083	213,498
Boot Barn Holdings, Inc. (b)	651	86,895
Murphy U.S.A., Inc.	3,086	1,558,183
		1,858,576
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (b)	6,205	833,766
Wolverine World Wide, Inc.	6,055	90,038
		923,804
TOTAL CONSUMER DISCRETIONARY		6,942,075
CONSUMER STAPLES - 6.0%
Beverages - 1.8%
Coca-Cola Consolidated, Inc.	997	1,142,452
Consumer Staples Distribution & Retail - 2.7%
Performance Food Group Co. (b)	25,249	1,742,181
Food Products - 1.5%
Lassonde Industries, Inc. Class A (sub. vtg.)	2,921	317,351
Nomad Foods Ltd.	35,891	685,877
		1,003,228
TOTAL CONSUMER STAPLES		3,887,861
ENERGY - 4.8%
Energy Equipment & Services - 2.9%
Cactus, Inc. Class A	16,153	1,019,577
TechnipFMC PLC	16,171	477,045
Tidewater, Inc. (b)	3,492	345,568
		1,842,190
Oil, Gas & Consumable Fuels - 1.9%
Northern Oil & Gas, Inc.	24,044	1,038,460
Sitio Royalties Corp.	8,790	214,037
		1,252,497
TOTAL ENERGY		3,094,687
FINANCIALS - 19.5%
Banks - 5.6%
ConnectOne Bancorp, Inc.	23,200	561,904
Eastern Bankshares, Inc.	44,370	738,317
Glacier Bancorp, Inc.	11,927	533,256
Metropolitan Bank Holding Corp. (b)	12,913	680,902
Southstate Corp.	6,463	639,643
Synovus Financial Corp.	10,746	502,376
		3,656,398
Capital Markets - 3.2%
Lazard, Inc. Class A	4,100	201,597
P10, Inc. Class A (c)	32,955	328,561
Perella Weinberg Partners Class A	4,000	75,600
Piper Sandler Cos.	3,477	950,195
StoneX Group, Inc. (b)	6,232	519,375
		2,075,328
Consumer Finance - 2.2%
FirstCash Holdings, Inc.	12,673	1,414,307
Financial Services - 0.7%
EVERTEC, Inc.	14,000	482,580
Insurance - 7.8%
First American Financial Corp.	16,300	987,454
Primerica, Inc.	4,028	1,014,130
Selective Insurance Group, Inc.	16,221	1,465,081
The Baldwin Insurance Group, Inc. Class A, (b)	33,911	1,483,267
TWFG, Inc.	3,300	83,358
		5,033,290
TOTAL FINANCIALS		12,661,903
HEALTH CARE - 13.0%
Biotechnology - 4.8%
Allogene Therapeutics, Inc. (b)	27,929	82,111
ALX Oncology Holdings, Inc. (b)	10,947	52,546
AnaptysBio, Inc. (b)	2,800	97,552
Annexon, Inc. (b)	6,767	43,376
Arcellx, Inc. (b)	3,038	187,779
Astria Therapeutics, Inc. (b)	8,300	96,944
Autolus Therapeutics PLC ADR (b)	19,000	89,110
Celldex Therapeutics, Inc. (b)	4,313	164,368
Crinetics Pharmaceuticals, Inc. (b)	4,660	247,539
Cytokinetics, Inc. (b)	4,878	287,851
Immunovant, Inc. (b)	4,500	130,815
Keros Therapeutics, Inc. (b)	2,853	143,106
Madrigal Pharmaceuticals, Inc. (b)(c)	840	239,114
Merus BV (b)	1,700	90,168
Moonlake Immunotherapeutics Class A (b)	2,200	91,630
Revolution Medicines, Inc. (b)	3,372	153,898
Spyre Therapeutics, Inc. (b)	3,400	93,500
Vaxcyte, Inc. (b)	4,259	335,993
Viking Therapeutics, Inc. (b)(c)	4,666	265,962
Viridian Therapeutics, Inc. (b)	6,200	104,470
Xenon Pharmaceuticals, Inc. (b)	2,745	118,392
Zentalis Pharmaceuticals, Inc. (b)	4,086	15,895
		3,132,119
Health Care Equipment & Supplies - 2.3%
Dentsply Sirona, Inc.	7,926	215,112
Lantheus Holdings, Inc. (b)	900	94,347
Neogen Corp. (b)(c)	20,366	346,833
Penumbra, Inc. (b)	900	150,381
TransMedics Group, Inc. (b)(c)	5,057	719,409
		1,526,082
Health Care Providers & Services - 4.3%
AdaptHealth Corp. (b)	31,156	353,932
AMN Healthcare Services, Inc. (b)	9,919	670,723
Chemed Corp.	1,262	719,542
Hims & Hers Health, Inc. (b)	4,400	93,456
Owens & Minor, Inc. (b)	27,584	452,929
PACS Group, Inc.	11,300	404,540
Privia Health Group, Inc. (b)	3,397	70,454
		2,765,576
Health Care Technology - 0.3%
Evolent Health, Inc. Class A (b)	7,748	180,683
Life Sciences Tools & Services - 0.7%
Bio-Rad Laboratories, Inc. Class A (b)	546	184,745
Maravai LifeSciences Holdings, Inc. Class A (b)	25,477	247,891
		432,636
Pharmaceuticals - 0.6%
Arvinas Holding Co. LLC (b)	3,700	101,787
Enliven Therapeutics, Inc. (b)	6,035	159,203
Neumora Therapeutics, Inc. (c)	4,000	51,440
Structure Therapeutics, Inc. ADR (b)	1,800	67,302
		379,732
TOTAL HEALTH CARE		8,416,828
INDUSTRIALS - 17.9%
Aerospace & Defense - 1.9%
Cadre Holdings, Inc.	5,225	191,758
Leonardo DRS, Inc. (b)	36,558	1,030,936
		1,222,694
Building Products - 2.0%
AAON, Inc.	3,400	301,002
CSW Industrials, Inc.	429	139,176
Hayward Holdings, Inc. (b)	12,922	191,116
Janus International Group, Inc. (b)	28,595	412,340
Tecnoglass, Inc.	4,300	231,383
		1,275,017
Construction & Engineering - 3.0%
Bowman Consulting Group Ltd. (b)(c)	5,767	205,997
Fluor Corp. (b)	6,400	307,840
IES Holdings, Inc. (b)	1,976	304,245
Sterling Construction Co., Inc. (b)	4,222	491,272
Willscot Holdings Corp. (b)	15,833	649,153
		1,958,507
Electrical Equipment - 1.4%
Atkore, Inc.	3,171	428,085
Generac Holdings, Inc. (b)	1,548	240,993
Nextracker, Inc. Class A (b)	5,079	249,582
		918,660
Ground Transportation - 0.9%
ArcBest Corp.	2,100	264,705
Proficient Auto Logistics, Inc.	10,400	209,560
XPO, Inc. (b)	1,199	137,753
		612,018
Machinery - 0.2%
Beijer Alma AB (B Shares)	4,709	96,298
REV Group, Inc.	2,200	64,196
		160,494
Professional Services - 5.6%
BayCurrent Consulting, Inc.	5,600	169,901
CBIZ, Inc. (b)	2,800	194,320
Concentrix Corp.	4,096	288,768
ExlService Holdings, Inc. (b)	6,320	222,843
Genpact Ltd.	14,400	499,248
Kforce, Inc.	9,257	643,084
Maximus, Inc.	11,956	1,110,593
UL Solutions, Inc. Class A	2,700	136,431
WNS Holdings Ltd.	6,200	369,396
		3,634,584
Trading Companies & Distributors - 2.9%
Applied Industrial Technologies, Inc.	3,312	722,645
Beacon Roofing Supply, Inc. (b)	4,300	442,040
GMS, Inc. (b)	7,166	689,584
		1,854,269
TOTAL INDUSTRIALS		11,636,243
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 4.3%
Ciena Corp. (b)	29,675	1,565,060
Lumentum Holdings, Inc. (b)	23,647	1,224,442
		2,789,502
Electronic Equipment, Instruments & Components - 3.8%
ePlus, Inc. (b)	2,673	245,702
Fabrinet (b)	1,931	425,901
Insight Enterprises, Inc. (b)	6,416	1,440,392
Sanmina Corp. (b)	4,800	361,584
		2,473,579
IT Services - 0.3%
Core Scientific, Inc.	1,300	12,675
Endava PLC ADR (b)	4,545	144,804
		157,479
Semiconductors & Semiconductor Equipment - 3.7%
Allegro MicroSystems LLC (b)	11,000	264,440
Diodes, Inc. (b)	5,441	425,486
MKS Instruments, Inc.	1,728	217,555
Nova Ltd. (b)	1,700	350,999
Silicon Motion Tech Corp. sponsored ADR	10,493	728,634
SMART Global Holdings, Inc. (b)	17,972	420,545
		2,407,659
Software - 3.5%
Cellebrite DI Ltd. (b)	32,800	449,360
Five9, Inc. (b)	6,412	285,655
Intapp, Inc. (b)	11,699	419,175
Onestream, Inc.	300	8,355
Rapid7, Inc. (b)	9,748	383,486
Riot Platforms, Inc. (b)	4,600	46,874
Tenable Holdings, Inc. (b)	10,599	486,706
Varonis Systems, Inc. (b)	3,899	214,952
		2,294,563
TOTAL INFORMATION TECHNOLOGY		10,122,782
MATERIALS - 6.0%
Chemicals - 3.7%
Cabot Corp.	4,622	463,540
FMC Corp.	950	55,442
Hawkins, Inc.	2,322	241,256
Olin Corp.	20,271	924,560
Tronox Holdings PLC	45,013	727,410
		2,412,208
Construction Materials - 1.2%
Eagle Materials, Inc.	2,778	756,449
Containers & Packaging - 1.1%
Graphic Packaging Holding Co.	24,998	752,440
TOTAL MATERIALS		3,921,097
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Acadia Realty Trust (SBI)	14,200	307,288
Ryman Hospitality Properties, Inc.	2,257	226,851
Terreno Realty Corp.	4,862	332,609
		866,748
UTILITIES - 2.9%
Gas Utilities - 2.9%
Brookfield Infrastructure Corp. A Shares	28,608	1,112,851
Southwest Gas Holdings, Inc.	9,892	733,591
		1,846,442
TOTAL COMMON STOCKS (Cost $51,407,881)		64,281,548

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	530,005	530,111
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	1,305,509	1,305,639
TOTAL MONEY MARKET FUNDS (Cost $1,835,750)		1,835,750

Equity Funds - 0.5%
	Shares	Value ($)
Small Blend Funds - 0.5%
iShares Russell 2000 ETF (c) (Cost $336,475)	1,500	335,790

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $53,580,106)	66,453,088
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(1,575,976)
NET ASSETS - 100.0%	64,877,112

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Level 3 security
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	278,975	4,500,052	4,248,916	3,672	-	-	530,111	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	260,839	4,168,192	3,123,392	561	-	-	1,305,639	0.0%
Total	539,814	8,668,244	7,372,308	4,233	-	-	1,835,750

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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